Statements Of Consolidated Membership Interests - USD ($) $ in Millions	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital account:
Balance at beginning of period					$ 7,625				$ 7,457	$ 7,621	$ 7,625	$ 7,625	$ 7,457	$ 7,335
Net income	$ 163	$ 73	$ 163	$ 98	98	$ 94	$ 158	$ 94	104	355	359	432	450	432
Distributions to members												(436)	(282)	(310)
Balance at end of period (number of interests outstanding: 2015, 2014, and 2013 - 635 million)	7,787	7,621				7,625				7,787		7,621	7,625	7,457
Accumulated other comprehensive income (loss) net of tax effects:
Balance at beginning of period					$ (107)				$ (48)	(113)	(107)	(107)	(48)	(31)
Net effects of cash flow hedges (net of tax expense of $1, $1 and $1)												2	2	2
Defined benefit pension plans (net of tax benefit of $-, $-, $-, $-, $4, $33 and $11)										1	1	(8)	(61)	(19)
Balance at end of period	(111)	(113)				(107)				(111)		(113)	(107)	(48)
Total membership interests at end of period	$ 7,676	$ 7,508	$ 7,596			$ 7,518				$ 7,676	$ 7,596	$ 7,508	$ 7,518	$ 7,409